EMPLOYEE BENEFITS - Defined Benefit Plans Recognized in the Income Statement (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits
Current service costs	R$ (47.0)	R$ (58.0)	R$ (51.4)
Administrative costs	(5.2)	(5.8)	(5.2)
(Gains) losses on settlement and curtailment	2.2	1.2	42.6
Income from operations	(50.0)	(62.6)	(14.0)
Financial costs	(107.8)	(115.6)	(117.2)
Total employee benefit expenses	R$ (157.8)	R$ (178.2)	R$ (131.2)